CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 3,003,242	$ 411,442	¥ 1,893,032
Restricted cash	77,353	10,597	519,207
Short-term investments			1,558,315
Accounts receivable, net of allowance for credit losses of RMB42,907 and RMB73,642 as of December 31, 2023 and 2024, respectively	1,163,451	159,392	386,768
Inventories	11,418	1,564	9,270
Amount due from related parties	625,997	85,762	1,287,080
Prepayments and other current assets	282,726	38,733	415,326
Total current assets	5,164,187	707,490	6,068,998
Non-current assets:
Property and equipment, net	7,325	1,004	8,392
Intangible assets, net			1,479,644
Operating lease right-of-use assets	40,944	5,609	16,335
Other non-current assets	213	29	512
Total non-current assets	48,482	6,642	1,504,883
TOTAL ASSETS	5,212,669	714,132	7,573,881
Current liabilities:
Accounts payable	8,128	1,114	5,008
Payable to riders and drivers	¥ 1,009,244	$ 138,266	867,323
Amount due to related parties			¥ 190,039
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Accrued expenses and other current liabilities	¥ 548,819	$ 75,188	¥ 922,483
Operating lease liabilities	11,576	1,586	14,719
Total current liabilities	1,577,767	216,154	1,999,572
Non-current liabilities:
Deferred tax liabilities			16,979
Non-current operating lease liabilities	28,449	3,896	414
Total non-current liabilities	28,449	3,896	17,393
TOTAL LIABILITIES	1,606,216	220,050	2,016,965
Commitments and contingencies
SHAREHOLDERS' EQUITY
Ordinary shares (US$0.0001 par value, 2,000,000,000 shares authorized, 1,100,285,570 and 1,100,285,566 shares issued, 1,056,311,362 and 1,036,659,038 shares outstanding as of December 31, 2023 and 2024, respectively)	694	95	708
Additional paid-in capital	21,032,491	2,881,440	21,024,488
Accumulated deficit	(17,820,313)	(2,441,372)	(15,781,777)
Accumulated other comprehensive income	393,581	53,919	313,497
TOTAL SHAREHOLDERS' EQUITY	3,606,453	494,082	5,556,916
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	¥ 5,212,669	$ 714,132	¥ 7,573,881